Property and equipment (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in property and equipment by class
Balance originating from an acquired institution	[1]	R$ 0	R$ 1,797,800
Additions		1,897,645	2,779,321
Write-offs		(552,069)	(509,827)
Impairment		(79,194)	(32,977)
Depreciation		(1,237,328)	(1,141,636)	R$ (1,057,722)
Transfer		6,305
Balance on		8,432,475	8,397,116	5,504,435
Buildings
Change in property and equipment by class
Balance originating from an acquired institution	[1]	0	752,619
Additions		117,888	81,809
Write-offs		(53,151)	(30,341)
Impairment		(73,568)	0
Depreciation		(28,840)	(30,179)
Transfer		8,887	342,415
Balance on		1,670,141	1,698,925	582,602
Land
Change in property and equipment by class
Balance originating from an acquired institution	[1]	0	586,971
Additions		41,777	897
Write-offs		(86,592)	(8,353)
Impairment		0	0
Depreciation		0	0
Transfer		0	0
Balance on		982,720	1,027,535	448,020
Installations, properties and equipment for use
Change in property and equipment by class
Balance originating from an acquired institution	[1]	320,949	320,949
Additions		754,606	974,089
Write-offs		(323,217)	(402,316)
Impairment		(502)	0
Depreciation		(521,663)	(466,192)
Transfer		1,815	(342,415)
Balance on		2,783,484	2,872,445	2,788,330
Security and communications systems
Change in property and equipment by class
Balance originating from an acquired institution	[1]	0	77,196
Additions		31,134	22,721
Write-offs		(2,540)	(4,804)
Impairment		(1,836)
Depreciation		(24,270)	(21,338)
Transfer		0
Balance on		135,349	132,861	59,086
Data processing systems
Change in property and equipment by class
Balance originating from an acquired institution	[1],[2]	0	60,065
Additions	[2]	947,314	1,696,318
Write-offs	[2]	(86,469)	(62,386)
Impairment	[2]	(3,288)	(20,543)
Depreciation	[2]	(649,583)	(610,869)
Transfer	[2]	(4,397)	0
Balance on	[2]	2,822,322	2,618,745	1,556,160
Transportation systems
Change in property and equipment by class
Balance originating from an acquired institution	[1]	0	0
Additions		4,926	3,487
Write-offs		(100)	(1,627)
Impairment		0	(12,434)
Depreciation		(12,972)	(13,058)
Transfer		0	0
Balance on		R$ 38,459	R$ 46,605	R$ 70,237

[1]	HSBC Brasil.
[2]	Includes financial lease of data processing systems; and